Investments (Tables)	12 Months Ended
Dec. 31, 2024
Investments
Schedule of investments

	December 31,
	2023	2024
	US$	US$

Equity investments accounted for using the equity method (i)	322,701	336,704
Equity investments with readily determinable fair values (ii)	1,504	3,838
Equity investments without readily determinable fair values (iii)	156,419	149,343
Available-for-sale debt investments (iv)	63,918	40,800

Total	544,542	530,685
(i)	Investments have been accounted for under the equity method where the Group has significant influence over these investees and the investments are considered as in-substance common shares.
(ii)	The Group does not have the ability to exercise significant influence over these investments. Therefore, it has been precluded from applying the equity method of accounting.
(iii)	Equity securities without readily determinable fair values and over which the Company has neither significant influence nor control through investments in common stock or in-substance common stock.
(iv)

Available-for-sale debt investments are convertible debt instruments issued by private companies and investments in preferred shares that are redeemable at the Group’s option, which are measured at fair value as disclosed in Note 29(a).

Schedule of equity method investments

	December 31,
	2023	2024
	US$	US$

Current assets	380,267	480,890
Non-current assets	1,074,993	1,276,950
Current liabilities	58,862	55,971
Non-current liabilities	16,199	12,968

	For the year ended December 31,
	2022	2023	2024
	US$	US$	US$

Revenues	1,588,732	147,015	54,743
Gross profit	259,169	102,095	4,885
Net (loss) income	(103,729)	8,893	(59,519)
Net (loss) income attributable to the investees	(103,729)	8,893	(59,519)

Schedule of available-for-sale debt investments

For the year ended December 31, 2023
	Cost or	Gross	Translation	Balance
	amortized cost	unrealized losses	difference	as of year end
	US$	US$	US$	US$
Available-for-sale debt investments	63,928	—	(10)	63,918

For the year ended December 31, 2024
	Cost or	Gross	Translation	Balance
	amortized cost	unrealized losses	difference	as of year end
	US$	US$	US$	US$
Available-for-sale debt investments	63,928	(23,108)	(20)	40,800